Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	0	0	3,840,348
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 0	$ 0	$ 112.71